EARNINGS/ LOSSES PER UNIT AND CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Earnings/(losses) per unit (basic and diluted):
Cash distributions declared and paid in the period per unit (in dollars per share)	$ 0.02	$ 0.40	$ 0.44	$ 1.21
Subsequent event: Cash distributions declared and paid per unit relating to the period (in dollars per share)	$ 0.02	$ 0.40	$ 0.02	$ 0.40
Ownership interest by third party (percentage)	69.20%		69.20%
Common unitholders
Distribution Made to Limited Partner
Common unitholders’ interest in net income/(loss)	$ 14,054	$ 4,808	$ (10,398)	$ (21,213)
Less: distributions paid	(1,400)	(39,844)	(4,200)	(120,065)
Under/(over) distributed earnings	$ 12,654	$ (35,036)	$ (14,598)	$ (141,278)
Basic and diluted:
Weighted average units outstanding (in shares)	69,302	69,379	69,302	69,429
Earnings/(losses) per unit (basic and diluted):
Basic and diluted - common unitholders (in dollars per share)	$ 0.20	$ 0.07	$ (0.15)	$ (0.31)